Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI DAILY INCOME TRUST
Entity Central Index Key	0000701939
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000018365
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Institutional Class Shares
Trading Symbol	SEOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
AssetsNet	$ 6,233,994,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 2,178
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,233,994	116	$2,178

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	18.1%
Repurchase Agreements	28.2%
U.S. Treasury Obligations	53.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Natixis S.A.	4.360%	08/01/25	3.4%
U.S. Treasury Bills	4.291%	09/11/25	3.4%
U.S. Treasury Bills	4.248%	08/19/25	3.3%
U.S. Treasury Bills	4.244%	08/07/25	3.2%
Barclays Bank	4.360%	08/01/25	3.2%
Mizuho Securities	4.370%	08/01/25	3.2%
MUFG Securities Americas	4.360%	08/01/25	3.2%
Citigroup Global Markets	4.360%	08/01/25	3.1%
U.S. Treasury Bills	4.258%	09/09/25	3.1%
BNP Paribas	4.360%	08/01/25	2.8%

C000162326
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Admin Class Shares
Trading Symbol	GFAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Admin Class Shares of the Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Admin Class Shares	$19	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[2]
AssetsNet	$ 6,233,994,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 2,178
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,233,994	116	$2,178

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	18.1%
Repurchase Agreements	28.2%
U.S. Treasury Obligations	53.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Natixis S.A.	4.360%	08/01/25	3.4%
U.S. Treasury Bills	4.291%	09/11/25	3.4%
U.S. Treasury Bills	4.248%	08/19/25	3.3%
U.S. Treasury Bills	4.244%	08/07/25	3.2%
Barclays Bank	4.360%	08/01/25	3.2%
Mizuho Securities	4.370%	08/01/25	3.2%
MUFG Securities Americas	4.360%	08/01/25	3.2%
Citigroup Global Markets	4.360%	08/01/25	3.1%
U.S. Treasury Bills	4.258%	09/09/25	3.1%
BNP Paribas	4.360%	08/01/25	2.8%

C000240469
Shareholder Report [Line Items]
Fund Name	Government Fund
Class Name	Wealth Class Shares
Trading Symbol	AABXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Wealth Class Shares of the Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Wealth Class Shares	$19	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[3]
AssetsNet	$ 6,233,994,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 2,178
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,233,994	116	$2,178

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	18.1%
Repurchase Agreements	28.2%
U.S. Treasury Obligations	53.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Natixis S.A.	4.360%	08/01/25	3.4%
U.S. Treasury Bills	4.291%	09/11/25	3.4%
U.S. Treasury Bills	4.248%	08/19/25	3.3%
U.S. Treasury Bills	4.244%	08/07/25	3.2%
Barclays Bank	4.360%	08/01/25	3.2%
Mizuho Securities	4.370%	08/01/25	3.2%
MUFG Securities Americas	4.360%	08/01/25	3.2%
Citigroup Global Markets	4.360%	08/01/25	3.1%
U.S. Treasury Bills	4.258%	09/09/25	3.1%
BNP Paribas	4.360%	08/01/25	2.8%

C000018374
Shareholder Report [Line Items]
Fund Name	Government II Fund
Class Name	Class F Shares
Trading Symbol	TCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Government II Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[4]
AssetsNet	$ 1,473,396,000
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 342
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,473,396	103	$342

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	41.3%
U.S. Treasury Obligations	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
FFCB	0.040%	08/07/25	6.8%
U.S. Treasury Bills	4.253%	09/04/25	5.7%
U.S. Treasury Bills	4.227%	08/07/25	4.8%
U.S. Treasury Bills	4.293%	08/14/25	4.8%
U.S. Treasury Bills	4.273%	09/02/25	4.7%
FHLB, SOFRRATE + 0.005%	4.345%	10/27/25	4.1%
U.S. Treasury Bills	4.284%	08/12/25	3.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.414%	10/31/26	3.4%
FFCB	0.000%	08/06/25	3.4%
FFCB	1.021%	08/08/25	3.4%

C000018368
Shareholder Report [Line Items]
Fund Name	Treasury II Fund
Class Name	Class F Shares
Trading Symbol	SCPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Treasury II Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[5]
AssetsNet	$ 1,222,106,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 281
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,222,106	55	$281

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	100.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.268%	09/04/25	12.7%
U.S. Treasury Bills	4.276%	08/28/25	10.2%
U.S. Treasury Bills	4.289%	09/16/25	9.6%
U.S. Treasury Bills	4.301%	09/02/25	5.7%
U.S. Treasury Bills	4.286%	08/21/25	5.6%
U.S. Treasury Bill - When Issued	4.279%	09/18/25	5.2%
U.S. Treasury Bills	4.268%	08/26/25	4.4%
U.S. Treasury Notes, USBMMY3M + 0.098%	4.307%	01/31/27	4.4%
U.S. Treasury Bills	4.258%	09/09/25	3.8%
U.S. Treasury Bills	4.290%	11/12/25	3.7%

C000022551
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class F Shares
Trading Symbol	SECPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$21	0.42%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[6]
AssetsNet	$ 199,553,000
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 97
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$199,553	466	$97	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.8%
Municipal Bonds	1.6%
Repurchase Agreement	2.7%
Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	14.4%
Asset-Backed Securities	31.0%
Corporate Obligations	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.4%
U.S. Treasury Bill - When Issued	4.227%	09/18/25	2.3%
U.S. Treasury Notes	1.250%	12/31/26	2.1%
U.S. Treasury Notes	2.500%	02/28/26	1.5%
U.S. Treasury Notes	3.750%	08/31/26	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
Golden Credit Card Trust, Ser 2021-1A, Cl A	1.140%	08/15/28	0.8%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Morgan Stanley, SOFRRATE + 0.858%	1.512%	07/20/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

C000158211
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class Y Shares
Trading Symbol	SECYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$17	0.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[7]
AssetsNet	$ 199,553,000
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 97
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$199,553	466	$97	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.8%
Municipal Bonds	1.6%
Repurchase Agreement	2.7%
Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	14.4%
Asset-Backed Securities	31.0%
Corporate Obligations	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.4%
U.S. Treasury Bill - When Issued	4.227%	09/18/25	2.3%
U.S. Treasury Notes	1.250%	12/31/26	2.1%
U.S. Treasury Notes	2.500%	02/28/26	1.5%
U.S. Treasury Notes	3.750%	08/31/26	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
Golden Credit Card Trust, Ser 2021-1A, Cl A	1.140%	08/15/28	0.8%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Morgan Stanley, SOFRRATE + 0.858%	1.512%	07/20/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

C000022552
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class F Shares
Trading Symbol	TCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$24	0.48%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.47%.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[8]
AssetsNet	$ 591,405,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 286
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$591,405	401	$286	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Repurchase Agreements	1.3%
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	71.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.125%	10/31/26	10.1%
U.S. Treasury Notes	4.375%	12/15/26	8.1%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.7%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.4%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.865%	12/25/43	1.3%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

C000147419
Shareholder Report [Line Items]
Fund Name	Short-Duration Government Fund
Class Name	Class Y Shares
Trading Symbol	SDGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$17	0.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[9]
AssetsNet	$ 591,405,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 286
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$591,405	401	$286	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Repurchase Agreements	1.3%
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	71.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.125%	10/31/26	10.1%
U.S. Treasury Notes	4.375%	12/15/26	8.1%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.7%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.4%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.865%	12/25/43	1.3%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

C000022554
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class F Shares
Trading Symbol	SEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the GNMA Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 13,969,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 7
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,969	269	$7	51%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Repurchase Agreement	5.0%
Mortgage-Backed Securities	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.500%	08/15/55	7.9%
GNMA	2.000%	12/20/50	7.0%
GNMA	2.000%	08/20/50	5.1%
GNMA	2.500%	08/20/50	4.6%
GNMA	3.500%	07/20/47	4.4%
GNMA	4.000%	09/20/42	3.8%
GNMA	3.000%	12/20/50	3.7%
GNMA	3.500%	06/20/47	2.9%
GNMA	4.500%	01/20/46	2.5%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

C000147421
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Class Y Shares
Trading Symbol	SGMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the GNMA Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 13,969,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 7
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,969	269	$7	51%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Repurchase Agreement	5.0%
Mortgage-Backed Securities	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.500%	08/15/55	7.9%
GNMA	2.000%	12/20/50	7.0%
GNMA	2.000%	08/20/50	5.1%
GNMA	2.500%	08/20/50	4.6%
GNMA	3.500%	07/20/47	4.4%
GNMA	4.000%	09/20/42	3.8%
GNMA	3.000%	12/20/50	3.7%
GNMA	3.500%	06/20/47	2.9%
GNMA	4.500%	01/20/46	2.5%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.47%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.